Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures	₱ 52,123	₱ 53,863	₱ 55,427
Goodwill arising from acquisition	61,379	61,379
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures	₱ 3,224	₱ 4,848
PCEV's noncontrolling interests	43.97%	48.74%
Share in net assets of VIH	₱ 1,418	₱ 2,363
Goodwill arising from acquisition	5,283	5,856
Carrying amount of interest in VIH	6,701	8,219
Minority interest's share in net losses	1
Carrying amount of interest in VIH	₱ 6,702	₱ 8,219